Shareholder Fees - VIPValueStrategiesPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio
Shareholder Fees:
(fees paid directly from your investment)